Summary of Significant Accounting Policies - Summary of Antidilutive Shares Excluded from Computation of Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	8,097,756	8,018,812	7,705,570
Series A Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	4,690,432	4,690,432	4,690,432
Class A and Class A-1 OP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	3,303,204	3,210,002	2,916,924
Unvested LTIP Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	97,341	103,385	98,214
Unvested restricted stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equivalent Shares, excluded from computation of earnings per share as effect of antidilutive	6,779	14,993	0